Leases (Details)	12 Months Ended
	Dec. 31, 2025 Properties	Dec. 31, 2024
Leases [Line Items]
Number of properties leases	3	3
Renew lease term	3 years
One Properties [Member]
Leases [Line Items]
Lease term	3 years	3 years
Two Properties [Member]
Leases [Line Items]
Lease term	2 years	2 years